Taxation (Income Taxes) (Narrative) (Details) (USD $)	12 Months Ended			60 Months Ended	12 Months Ended	60 Months Ended	12 Months Ended	60 Months Ended	12 Months Ended			36 Months Ended		60 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 New CIT Law [Member]	Dec. 31, 2012 NQ Mobile [Member]	Dec. 31, 2012 Entities Incorporated in Hong Kong [Member]	Dec. 31, 2012 NQ US [Member]	Dec. 31, 2012 High and new technology enterprise [Member] New CIT Law [Member]	Dec. 31, 2012 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2011 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2010 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2013 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2010 Beijing Technology [Member] New CIT Law [Member]	Dec. 31, 2012 Software enterprise [Member] New CIT Law [Member]	Dec. 31, 2012 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2011 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2010 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2012 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2015 NQ Beijing [Member] New CIT Law [Member]	Dec. 31, 2012 Beijing Feiliu [Member] New CIT Law [Member]	Dec. 31, 2013 Beijing Feiliu [Member] New CIT Law [Member]	Dec. 31, 2016 Beijing Feiliu [Member] New CIT Law [Member]	Dec. 31, 2012 NationSky [Member] New CIT Law [Member]	Dec. 31, 2012 Beijing Red [Member] New CIT Law [Member]
Income Tax [Line Items]
Withholding tax					$ 0
Income tax rate	25.00%	25.00%	25.00%	25.00%		16.50%	34.00%										25.00%						25.00%	25.00%
Deemed profit rate							6.00%
CIT paid	297,000	16,000	0				218,000		75,000	16,000	0				0	0				0			4,000
Preferential income tax rate								15.00%				15.00%	7.50%					0.00%	12.50%		0.00%	12.50%
Income tax exemption period from first profitable year														2 years				2 years			2 years
Preferential income tax period												3 years		3 years					3 years			3 years
Reduction of preferential income tax rate														12.50%
Withholding tax rate, parent company in Hong Kong				5.00%
Withholding tax rate, parent company in other countries				10.00%
Net operating loss	$ 5,454,000